Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 14, 2021	Feb. 09, 2021	Nov. 06, 2020	Aug. 05, 2020	May 12, 2020	Feb. 07, 2020	Nov. 08, 2019	Aug. 02, 2019	May 08, 2019	Feb. 01, 2019	Oct. 30, 2018	Jul. 31, 2018	Apr. 27, 2018
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 44,909	¥ 32,818	¥ 18,999	¥ 48,363	¥ 48,932	¥ 49,287	¥ 49,287	¥ 49,287	¥ 49,287	¥ 49,287	¥ 47,682	¥ 48,013
Dividend payout, Dividend per share (yen)		¥ 26.00	¥ 19.00	¥ 11.00	¥ 28.00	¥ 28.00	¥ 28.00	¥ 28.00	¥ 28.00	¥ 28.00	¥ 28.00	¥ 27.00	¥ 27.00
Dividend payout, Record date		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Dividend payout, Effective date		Mar. 08, 2021	Dec. 02, 2020	Sep. 04, 2020	Jun. 03, 2020	Mar. 04, 2020	Nov. 29, 2019	Aug. 30, 2019	Jun. 03, 2019	Feb. 28, 2019	Nov. 28, 2018	Aug. 28, 2018	May 30, 2018
Dividends payable, Total amount of dividends (millions of yen)	¥ 93,272
Dividends payable, Dividend per share (yen)	¥ 54.00
Dividends payable, Record date	Mar. 31, 2021
Dividends payable, Effective date	Jun. 07, 2021